EQUITY (Share capital Narrative) (Details)	Dec. 28, 2025 shares shares	Dec. 01, 2025 shares	Dec. 29, 2024 shares
Disclosure of classes of share capital [line items]
Shares issued (in shares)	185,152,443		152,410,994
Shares outstanding (in shares)	185,152,443		152,410,994
Number of shares in entity held by entity or by its subsidiaries or associates	17,702		94,535
Entity Common Stock, Shares Outstanding	185,152,443
HanesBrands Inc
Disclosure of classes of share capital [line items]
Number of instruments or interests issued or issuable	36,090,480	353,800,000
First Preference Shares [Member]
Disclosure of classes of share capital [line items]
Shares issued (in shares)	0		0
Second Preferences Shares [Member]
Disclosure of classes of share capital [line items]
Shares issued (in shares)	0		0